GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL

10. GOODWILL

The changes in the carrying amount of goodwill by reporting units for the years ended December 31, 2009, 2010 and 2011, consisted of the following:

	China	Japan	U.S.	Total
Balance, as of January 1, 2010	4,456	190	8,540	13,186
Acquisition of Ascend (Note 3)	—	—	1,801	1,801
Acquisition of Shanghai Kangshi (Note 3)	3,597	—	—	3,597
Settlement of contingent consideration for the acquisition of Wuxi Huayang (Note 3)	629	—	—	629
Foreign exchange differences	153	5	—	158

Balance, as of December 31, 2010	$8,835	$195	$10,341	$19,371
Acquisition of iHealthStone (Note 3)	451	—	—	451
Acquisition of Adventier (Note 3)	—	—	4,287	4,287
Settlement of contingent consideration for the acquisition of Wuxi Huayang (Note 3)	45	—	—	45
Foreign exchange differences	434	9	—	443

Balance, as of December 31, 2011	$9,765	$204	$14,628	$24,597

The Group performs the annual impairment tests on December 31 of each year. Based on impairment test performed, no impairment of goodwill was recorded during the years ended December 31, 2009, 2010 and 2011, respectively.